Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

(a)          Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The Group has incurred net losses of US$36.8 million and US$47.4 million for the years ended December 31, 2019 and 2020, respectively. The accumulated deficit amounted to US$201.0 million as of December 31, 2020. Net cash used in operating activities were US$15.7 million and US$0.9 million for the years ended December 31, 2019 and 2020, respectively. As of December 31, 2020, the Group's current liabilities exceed its current assets by US$42.1 million.

The Group's liquidity is dependent on its ability to enhance its operating cash flow, obtain capital financing from investors and borrowings from commercial banks to fund its general operations including its marketing activities. The Group's ability to continue as a going concern is dependent on the following factors:

●	The successful implementation of a balanced growth strategy and an effective financial management which can contribute to the optimization of the operating cost and expense structure. To implement the plans, the Group will continue to improve the stickiness of its existing users by offering higher quality and diversified contents and user incentive program and optimize the new user acquisition strategy to efficiently control and reduce these user related costs. The Group will further strengthen the monetization capability by diversifying its revenue structure and improving the return on investment of its key products.
●	Obtaining funds from outside sources of financing to generate positive financing cash flows. As of the date of this report, the Group has issued convertible notes with total net proceed of US$27.1 million and a standby equity distribution agreement with an outside investor to sell up to US$20.0 million of the Company's ADS at the Company's request.

2.Summary of Significant Accounting Policies (Continued)

(a)          Basis of Presentation (Continued)

●	While there can be no assurance that the Group will be able to refinance its short-term bank borrowings as they become due, historically, the Group has renewed its short term credit facility upon the maturity of the loans and believes the Group will continue to be able to do so.

If the Group does not have, or is not able to obtain, sufficient funds, the Group may have to adjust its operating plans to reduce operating expenses devoted to maintain existing users and acquire new users, which would impact the scale of the business.

Management has concluded, after giving consideration to its plans as noted above, that the Group has sufficient cash and liquidity to fund its operations for one year from the date of the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal courses of operations.

(b)          Principles of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries, its consolidated VIEs and VIEs' subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services and any other restrictions. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore conducts its online business through the following major consolidated VIEs:

●	Shanghai Chu Bao (CooTek) Information Technology Co., Ltd. ("Chu Bao")
●	Shanghai Qiaohan Technology Co., Ltd. ("Qiaohan")
●	Molihong (Shenzhen) Internet Technology Co., Ltd. ("Molihong")
●	Shanghai Dengyong Information Technology Co., Ltd. ("Dengyong")
●	Yingsun Information Technology (Ningbo) Co., Ltd. ("Yingsun")*
●	Shanghai Qinglin Network Technology Co., Ltd. ("Qinglin")

* The Group restructured its VIEs and Yingsun was directly controlled by one of subsidiaries of the Group since November 2020.

To provide the Group effective control over the VIEs and receive substantially all of the economic benefits of the VIEs, the Company's wholly owned subsidiary, Shanghai ChuLe (CooTek) Information Technology Co., Ltd. ("Chu Le" or "WFOE") entered into a series of contractual arrangements, described below, with The VIEs and their respective shareholders.

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

Agreements that provide the Company effective control over the VIEs include:

Voting Rights Proxy Agreements & Irrevocable Power of Attorney

Pursuant to which each of the shareholders of VIEs has executed voting rights proxy agreements, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders' meetings of VIEs and execute relevant shareholders’ resolutions; (ii) exercise on their behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, and (iv) assign the shareholding rights of VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation.

Exclusive Purchase Option Agreements

Pursuant to which each the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee exclusive options to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs. The WFOE has the sole discretion to decide when to exercise the options, and whether to exercise the options in part or in full. Without the WFOE's written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs' assets or equity interests.

Equity Pledge Agreements

The VIE shareholders agreed to pledge their equity interests in VIEs to the WFOE to secure the performance of the VIEs' obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIEs' shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE.

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Business Cooperation Agreements

Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In exchange, the VIEs pay monthly service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIE shareholders.

Loan Agreements

The WFOE entered into loan agreements with each shareholder of the VIEs. Pursuant to the terms of these loan agreements, the WFOE granted an interest-free loan to each shareholder of the VIEs for the explicit purpose of making a capital contribution to the VIEs. The term of the loans are 10 years and shall be renewed automatically every 3 years for an additional 3 years unless the WFOE terminates the agreement (which option is at the WFOE's sole discretion) at which point the loans are payable on demand. The shareholders of the VIEs may not prepay all or any portion of the loans without the WFOE's consent.

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney and Exclusive Purchase Option Agreements provide the Company effective control over the VIEs and its subsidiaries, while the Exclusive Business Cooperation Agreements and Equity Pledge Agreements secure the obligations of the shareholders of the VIEs under the relevant agreements. Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs' financial results of operations, assets and liabilities in the Group's consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Business Cooperation Agreement).

The Group believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the Company's PRC subsidiaries and VIEs;
●	Discontinue or restrict the operations of any related-party transactions between the Company's PRC subsidiaries and VIEs;
●	Limit the Group's business expansion in China by way of entering into contractual arrangements;
●	Impose fines or other requirements with which the Company's PRC subsidiaries and VIEs may not be able to comply;
●	Require the Company or the Company's PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or
●	Restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Group's business and operations in China.

2. Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

The following consolidated financial statement balances and amounts of the Group's VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2019	2020
	US$	US$
ASSETS
Cash and cash equivalents	13,714,304	7,105,349
Restricted cash	203	138,964
Short-term investments	21,502	—
Accounts receivable, net	21,582,641	16,115,202
Prepaid expense and other assets	3,643,649	7,912,712
Long-term restricted cash	—	21,689,436
Long-term investments	—	306,518
Property and equipment, net	496	36,422
Intangible assets, net	47,122	—
Other non-current assets	—	224,235
Total Assets	39,009,917	53,528,838
LIABILITIES
Accounts payable	35,002,827	43,099,067
Short-term bank borrowings	408,264	267,917
Accrued salary and benefits	275,091	694,225
Accrued expenses and other current liabilities	1,385,303	4,228,532
Deferred revenue	3,658,808	620,688
Total Liabilities	40,730,293	48,910,429

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Net revenues	9,542,004	91,701,068	355,516,582
(Loss) income from operations	(105,639)	(26,589,386)	1,310,310
Net (loss) income	(84,565)	(27,062,076)	1,805,819
Net cash provided by (used in) operating activities	672,355	(8,917,209)	9,873,808
Net cash used in investing activities	(59,498)	(21,502)	(344,681)
Net cash (used in) provided by financing activities	(810,537)	405,304	(163,132)

The VIEs' assets are comprised of recognized and unrecognized revenue-producing assets. The recognized revenue producing assets mainly include purchased servers and software, which are presented in the account of "Property and equipment, net" and "Intangible assets, net". The unrecognized revenue-producing assets mainly consist of the Internet Content Provider license ("ICP" license), trademarks, copyrights and registered patents, which are not recognized in the consolidated balance sheets.

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

Revenues of VIEs included in the consolidated financial statements mainly include revenue of advertising services. The VIEs contributed 7%, 52% and 81% of the Group's consolidated net revenues for years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the VIEs accounted for an aggregate of 38% and 55% respectively, of the consolidated total assets, and 65% and 44% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 19 for disclosure of restricted net assets.

(c)          Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group's financial statements including but not limited to allowance for doubtful accounts, valuation allowances of deferred tax assets, valuation of share-based compensation and contingent liabilities. Actual results may differ materially from those estimates.

(d)          Fair Value

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

2.Summary of Significant Accounting Policies (Continued)

(d)          Fair Value (Continued)

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

●	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
●	Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
●	Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Beginning January 1, 2019, the Group’s equity investments without readily determinable fair values, which do not qualify for Net Asset Value (“NAV”) practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of Accounting Standards Update ("ASU") 2016-01 Recognition and Measurement of Financial Assets and Liabilities (the "Measurement Alternative"). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. After management’s assessment of each of the long-term investments, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative.

Financial instruments not reported at fair value include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, short-term bank borrowings and other current liabilities. The carrying amounts of these financial instruments as of December 31, 2019 and 2020 were considered representative of their fair values due to their short-term nature. The carrying value of long-term restricted bank deposits approximate fair value as the interest rates are comparable to the prevailing interest rate in the market.

2.Summary of Significant Accounting Policies (Continued)

(e)           Foreign Currency Translation

The functional currency of the Company is the United States Dollar ("US$"). The functional currency of the subsidiaries and the VIEs in the PRC is Renminbi ("RMB"). The functional currency of all the other subsidiaries is US$.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses are recorded in the statements of operations.

The Group has chosen the US$ as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates. Income statement items have been translated using the average exchange rate for the year. Translation adjustments have been reported as cumulative translation adjustments and are shown as a component of other comprehensive income/loss in the consolidated statements of comprehensive income (loss) and consolidated statements of changes in shareholders' equity (deficit).

(f)          Cash, Cash Equivalents and Restricted cash

Cash and cash equivalents consist of cash on hand, demand deposits and floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

As of December 31, 2020, restricted cash in current assets were US$3.3 million, mainly consisting of amount of US$3.1 million as guarantee deposit for loan facility provided by the bank. Long term restricted cash of US$21.7 million held in Group's bank accounts were amounts frozen by local authorities in connection with ongoing investigations related to alleged illegal acts of certain customers. The Group is cooperating with the relevant authorities on such investigations and expects the funds to be released upon the completion of such investigations, the timing of which is out of the Group's control.

(g)          Short-term Investments

Short-term investments primarily consist of the time deposits with maturities between three months and one year. The Group classifies the short-term investments as "held-to-maturity" securities and stated at amortized cost within Level 2.

For investments classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company's policy and ASC 320. The other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the investment's amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment losses in relation to its short-term investments were recorded for the years ended December 31, 2018, 2019 and 2020.

2.Summary of Significant Accounting Policies (Continued)

(h)           Accounts Receivable, net

Accounts receivable, net represents those receivables derived from the ordinary course of business and are recorded net of allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts that reflect its best estimate of probable losses inherent in the accounts receivables. In determining collectability of the accounts receivables, the Group considers many factors, such as: creditworthiness of customers, aging of the receivables, payment history of customers, financial condition of the customers and market trends, and specific facts and circumstances.

The allowance for doubtful accounts is reduced by subsequent collections of the specific allowances or by any write-off of customer accounts that are deemed uncollectible.

(i)          Long-term Investments

Long-term investments consist of equity investments in other privately-held companies. Effective from January 1, 2019, upon adoption of ASC 321, Investment-Equity Securities the Group elected to measure the investments without readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment's cost over its fair value when the impairment is deemed other-than-temporary. The Group recognized nil, US$500,032 and nil of impairment loss to write down the long-term investments for the years ended December 31, 2018, 2019 and 2020, respectively.

(j)          Property and Equipment, net

Property and equipment is recorded at cost less accumulated depreciation and impairment. Depreciation expense of long-lived assets is recorded as either cost of revenue or operating expenses, as appropriate. Depreciation is computed using the straight-line method over the following estimated useful lives by major asset category:

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvement	Shorter of the lease term or expected useful life

Repair and maintenance costs are charged directly to expense as incurred, whereas the cost of renewals and improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets.

(k)         Intangible Assets

Intangible assets mainly consist of externally purchased software and other intangible assets which are amortized over an estimated useful life of 3-10 years on a straight-line basis.

2.Summary of Significant Accounting Policies (Continued)

(l)          Impairment of Long-lived Assets

Long-lived assets, including property and equipment and intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Factors considered important that could result in an impairment review include, but are not limited to, significant under-performance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets or significant changes in business strategies. An impairment analysis is performed at the lowest level of identifiable cash flows for an asset or asset group based on valuation techniques such as discounted cash flow analysis. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The estimation of future cash flows requires significant management judgment and actual results may differ from estimated amounts. No impairment was recognized for the years ended December 31, 2018, 2019 and 2020.

(m)         Treasury Shares

Treasury shares represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Group. Treasury shares are accounted for under the cost method. Under this method, repurchased ordinary shares were recorded as treasury shares at historical purchase price. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

(n)         Revenue Recognition

Mobile Advertising

The Group generates substantially all of its revenue through mobile advertising. As of January 1, 2019, the Group adopted ASU 2014-09 Revenue from Contracts with Customers - Topic 606 and all subsequent ASUs that modified ASC 606. The Group has elected to apply the ASU and all related ASUs under the modified retrospective method to all contracts that were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group did not note any effects of applying the new revenue standard as an adjustment to the opening balance of retained earnings at the beginning of 2019.

The Group provides advertising services to customers for promotion of their brands and products through its mobile applications, including a portfolio of content-rich mobile applications. The Group has two general pricing models for its advertising products: cost over a time period and cost for performance basis including per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over time, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed contract term. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions originating from the Group's mobile applications. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions originating from the Group's mobile applications. For contracts that are charged on the cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered. Revenue for performance-based advertising services is recognized at a point in time when all the revenue recognition criteria are met.

2.Summary of Significant Accounting Policies (Continued)

(n)         Revenue Recognition (Continued)

For certain of the Group's advertising service arrangements, customers are required to pay a deposit before using Group's services. Deposits received are recorded as deferred revenue on the consolidated balance sheets. Service fees due to the Group are deducted from the deposited amounts when performance criteria have been satisfied.

Others

The Group also generates other revenues through cloud call business, licensing of its portfolio products and VIP user subscription fee. The revenue is recognized when service is rendered.

Sales Incentives

The Group provides sales incentives to certain customers in the form of sales rebates which entitle them to receive reductions in the price. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be. For the years ended December 31, 2018, 2019 and 2020, the rebates recorded by the Group were US$405,385, US$6,473,774 and US$54,320,688, respectively.

Disaggregation of Revenue

In the following table, revenue is disaggregated by revenue streams and geographic location of customers' headquarters.

	For the year ended December 31,
	2018	2019	2020
	US$	US$	US$
Revenue:
Advertising revenue	131,287,334	175,040,033	438,384,470
Other revenue	2,822,298	2,843,072	3,120,761
Total	134,109,632	177,883,105	441,505,231

	For the year ended December 31,
	2018	2019	2020
	US$	US$	US$
PRC	25,502,479	121,105,976	413,141,394
USA	108,309,547	53,469,745	22,192,632
Others	297,606	3,307,384	6,171,205
Total	134,109,632	177,883,105	441,505,231

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents the amount to be collected from customers for which service has been delivered.

2.Summary of Significant Accounting Policies (Continued)

(n)         Revenue Recognition (Continued)

Contract liabilities include payments received in advance of performance under the contract or for differences between the amount billed to a customer and the revenue recognized for the completed performance obligation which is presented as deferred revenue on the consolidated balance sheets. Due to the generally short-term duration of the Group’s contracts, majority of the performance obligations are satisfied in one year. The movements of the Group’s accounts receivable and deferred revenue are as follows:

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2019	23,373,969	344,361
Increase, net	3,880,665	3,543,547
Ending Balance as of December 31, 2019	27,254,634	3,887,908
Increase (decrease), net	872,712	(556,397)
Ending Balance as of December 31, 2020	28,127,346	3,331,511

Revenue amounted US$344,361 and US$3,862,177 were recognized in the years ended December 31, 2019 and 2020, respectively, which were included in the balance of deferred revenue at the beginning of each year.

Transaction Price Allocated to the Remaining Performance Obligations

Revenue expected to be recognized in any future year related to remaining performance obligations, excluding revenue pertaining to contracts that have an original expected duration of one year or less, contracts where revenue is recognized as invoiced and contracts with variable consideration related to undelivered performance obligations, is not material.

Practical Expedients and Exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Group recognizes revenues at the amount to which it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

(o)          Cost of Revenue

Cost of revenues consists of direct costs primarily relating to generating advertising revenue, which includes bandwidth costs and cloud service costs, content costs paid to signed authors and third-party content distributors, Voice-over Internet Protocol (“VoIP”) related expenses which are charged by telecommunication providers for the Group’s VoIP products, such as TouchPal Phonebook, depreciation expenses and service fees for internet data center, and salary and benefits expenses of operation and maintenance department.

2.Summary of Significant Accounting Policies (Continued)

(p)          Research and Development Expenses

Research and development expenses primarily consist of (1) salary and benefits expenses incurred in the research and development of new products and new functionality, and (2) general expenses and depreciation expenses associated with the research and development activities.

Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2018, 2019 and 2020.

(q)          Sales and Marketing Expenses

Sales and marketing expenses primarily consist of advertising and promotion expenses, expenses incurred for the user incentive programs, salaries and benefits of sales and marketing personnel and fees paid to mobile device manufacturers to pre-install the Group's smart input products. Advertising and promotion expenses which mainly include user acquisition costs that represent payment to the third parties for online user acquisition of the Group's products via social media and demand-side platforms amounted to US$68,471,237, US$147,798,957 and US$408,131,372 for the years ended December 31, 2018, 2019 and 2020, respectively.

(r)          Operating Leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term.

(s)          Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

In accordance with the provisions of ASC 740, Income Taxes, the Group recognizes in the financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process.

2.Summary of Significant Accounting Policies (Continued)

(s)          Income Taxes (Continued)

Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group considers positive and negative evidence when determining whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, historical results of operations, and tax planning strategies. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The actual benefits that are ultimately realized may differ from estimates. As each audit is concluded, adjustments, if any, are recorded in the financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require us to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2018, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.

(t)          Employee Contribution Plan

Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities. Contributions to the defined contribution plan are expensed as incurred.

The Group has no other material obligation for payment of pension benefits except for the annual contributions described above.

(u)         Share-based Compensation

Fair value recognition provisions according to ASC718, Compensation—Stock Compensation: Overall, is applied to share-based compensation, which requires the Group to recognize expense for the fair value of its share-based compensation awards. Compensation expense adjusted for forfeiture effect on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required, or b) using grade vesting method, net of actual forfeitures, over the requisite service, which is the vesting period.

The Group determines fair value of share options as of the grant date using binomial option pricing model and the fair value of restricted share units as of the grant date based on the fair market value of the underlying ordinary shares.

2.Summary of Significant Accounting Policies (Continued)

(u)         Share-based Compensation (Continued)

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

(v)          Comprehensive Income (Loss)

Comprehensive Income (Loss) includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, the Group’s total comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments.

(w)        Income (Loss) per Share

Basic income (loss) per share are computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group's convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed income on an as-if-converted basis. Accordingly, the Group uses the two-class method of computing income (loss) per share, whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share net income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss of the Group.

Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares, share options and non-vested restricted share units, which could potentially dilute basic income per share in the future. To calculate the number of shares for diluted income (loss) per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the stock options and non-vested restricted share units is computed using the treasury stock method.

(x)          Concentration and risks

Concentration of Customers

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality.The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

2.Summary of Significant Accounting Policies (Continued)

(x)          Concentration and risks (Continued)

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2018		2019		2020
	US$	%	US$	%	US$	%
Company A	73,116,840	54.52%	21,335,698	11.99%	*	*
Company B	14,609,270	10.89%	*	*	*	*
Company C	*	*	51,013,296	28.68%	*	*
Company D	*	*	21,988,975	12.36%	*	*
Company E	*	*	28,417,379	15.98%	*	*
Company F	*	*	*	*	115,829,770	26.24%
Company G	*	*	*	*	58,667,031	13.29%

* Less than 10%.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2019		2020
	US$	%	US$	%
Company C	17,944,840	61.82%	*	*
Company D	4,142,638	14.27%	*	*
Company E	3,840,005	13.23%	*	*
Company F	*	*	7,498,563	25.60%
Company G	*	*	11,559,398	39.47%

*Less than 10%.

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the years ended December 31,
	2018		2019		2020
	US$	%	US$	%	US$	%

Company H	31,623,328	39.17%	*	*	*	*
Company I	11,201,208	13.87%	*	*	*	*
Company J	*	*	*	*	52,426,534	12.53%

* Less than 10%.

2.Summary of Significant Accounting Policies (Continued)

(x)          Concentration and risks (Continued)

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,
	2019		2020
	US$	%	US$	%

Company K	*	*	16,072,255	21.11%
Company J	*	*	9,461,038	12.43%
Company L	*	*	7,604,056	10.00%

* Less than 10%.

Business and Economic Risks

The Group participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations and cash flows: changes in the overall demand for services and products; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; brand maintenance and enhancement; and risks associated with the Group's ability to attract and retain employees necessary to support its growth.

The Group's operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange in the PRC, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's cash and cash equivalents and restricted cash denominated in RMB amounted to RMB 139,905,845 (amounted to US$20,054,735) and RMB 280,266,558 (amounted to US$42,953,388) as of December 31, 2019 and 2020, respectively.

(y)        Recent Accounting Pronouncements

New accounting pronouncements recently adopted

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which changes certain disclosure requirements, including those related to Level 3 fair value measurements. The provisions of ASU 2018-13 relating to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. The remaining provisions should be applied retrospectively to all periods presented upon their effective date. The Group has adopted this ASU on January 1, 2020, which did not have a material impact on its consolidated financial statements and related disclosures.

2.Summary of Significant Accounting Policies (Continued)

(y)        Recent Accounting Pronouncements (Continued)

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. Under the new guidance, to determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportionate basis, rather than in their entirety. ASU 2018-17 is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years, and early adoption is permitted in any interim period. ASU 2018-17 is required to be applied retrospectively from the date the guidance is first applied. The Group has early adopted this ASU on January 1, 2020 and did not have a material impact on its consolidated financial statements and related disclosures.

New accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize leases on balance sheet and disclose key information about lease arrangements. The new standard establishes a right-of-use ("ROU") model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with terms of longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. In July 2018, the FASB issued an update that provided an additional transition option that allows companies to continue applying the guidance under the lease standard in effect at that time in the comparative periods presented in the consolidated financial statements. Companies that elect this option would record a cumulative-effect adjustment to the opening balance of retained earnings on the date of adoption. In November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-02 to be January 1, 2021 for non-issuers. The Group as an EGC has elected to adopt the new lease standard as of the effective date applicable to nonissuers and will implement the new lease standard on January 1, 2021 using the modified retrospective method. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. In addition, the Group will elect the transition practical referred to as the “package of three”, that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carryforward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. The Group is in the process of evaluating the impact on its consolidated financial statements, as well as the impact of adoption on policies, practices, systems and financial statement disclosures. On January 1, 2021, the Group plans to recognize right-of-use lease assets of US$2.6 million and related lease liabilities of US$2.5 million for operating leases. The Group does not believe the standard will materially affect its consolidated statements of comprehensive loss or consolidated statements of cash flows.

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. In November 2019, the FASB issued ASU 2019-10 which delayed the effective date of ASU 2016-13 for smaller reporting companies (as defined by the U.S. Securities and Exchange Commission) and other non-SEC reporting entities to fiscal years beginning after December 15, 2022, including interim periods within those fiscal periods. Early adoption is permitted. The Group has elected to take advantage of the extended transition provision by using private company adoption dates as an emerging growth company. The Group is currently assessing the impact the guidance will have on its consolidated financial statements.